Nature of Operations and Continuance of Business - Additional Information (Detail) (USD $)	1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended	49 Months Ended	55 Months Ended				3 Months Ended	6 Months Ended				6 Months Ended
	Jun. 10, 2011	May 31, 2011	Jun. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2011	Jun. 30, 2012	Sep. 30, 2011 ha	May 10, 2011	Dec. 31, 2010	Jun. 30, 2012 Collaboration Agreement	Jun. 30, 2012 Collaboration Agreement	Jun. 10, 2011 Area in Hectares ha	Jun. 10, 2011 Area in Acres acre	Jan. 26, 2012 Amiko Kay, S. de R.L. de C.V.	Jun. 30, 2012 Joint Ventures
Organization and Nature of Operations [Line Items]
Percentage of issued and outstanding membership interests of Amiko Kay owned															99.00%
Joint venture agreement, right on net revenues from sale of materials extracted from Tailings																65.00%
Exploration costs			$ 108,500	$ 465,196	$ 530,925	$ 553,198	$ 1,018,394				$ 90,000	$ 250,000
Accumulated Losses			$ 2,937,508	$ 2,937,508	$ 1,697,717	$ 1,697,717	$ 2,937,508			$ 168,066
Common stock, shares authorized			150,000,000	150,000,000	150,000,000	150,000,000	150,000,000		150,000,000	150,000,000
Forward stock split		20
Percentage of company ownership in capital stock of Metales		70.00%
Percentage of capital stock issued to Gonzalez		30.00%
Area of land assigned in concessions								570					800	1,976
Number of gold and silver mining concessions	8